Offerings	Aug. 14, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Share, par value $0.05 per share
Fee Rate	0.01381%
Offering Note	Note 1a. Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all applicable registration fees. Note 1b. Omitted pursuant to General Instructions II.E of Form S-3. An indeterminate number or amount, as the case may be, of common shares, preferred shares, debt securities, warrants, and guarantees of debt securities are being registered hereunder as may from time to time be issued at indeterminate prices. The securities being registered hereunder may be convertible into or exchangeable or exercisable for other securities of any identified class, and may be sold separately or in combination with the other securities registered hereunder. In addition to the securities that may be issued directly under this registration statement, there is being registered hereunder such indeterminate aggregate number or amount, as the case may be, of the securities of each identified class as may from time to time be issued upon the conversion, exchange, settlement or exercise of other securities offered hereby. Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby. Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Share, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	See Note 1a and Note 1b.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Nabors Industries, Inc.
Fee Rate	0.01381%
Offering Note	See Note 1a and Note 1b.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees by Nabors Industries Ltd. of debt securities of Nabors Industries, Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1a and Note 1b.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1a and Note 1b.